LOANS AND LEASES (Schedule of Right-of-use assets composition and Changes in leas liabilities) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Beginning balance		[1]
Additions to right -of -use assets	874
Write-off	(57)
Depreciation expense	(956)
Exchange rate differences
Repayment of lease liabilities
Ending balance	4,022
Rented Offices [Member]
Statement Line Items [Line Items]
Beginning balance	3,466	[1]
Additions to right -of -use assets
Write-off
Depreciation expense	(433)
Exchange rate differences
Repayment of lease liabilities
Ending balance	3,033
Vehicles [Member]
Statement Line Items [Line Items]
Beginning balance	663	[1]
Additions to right -of -use assets	874
Write-off	(57)
Depreciation expense	(517)
Exchange rate differences
Repayment of lease liabilities
Ending balance	989
Computer Equipment [Member]
Statement Line Items [Line Items]
Beginning balance	32	[1]
Additions to right -of -use assets
Write-off
Depreciation expense	(6)
Exchange rate differences
Repayment of lease liabilities
Ending balance	26
Lease liabilities [member]
Statement Line Items [Line Items]
Beginning balance	4,855	[1],[2]
Additions to right -of -use assets	870	[2]
Write-off	(60)	[2]
Depreciation expense		[2]
Exchange rate differences	406	[2]
Repayment of lease liabilities	(1,070)	[2]
Ending balance	$ 5,001	[2]

[1]	Following the initial application of IFRS 16, on January 1, 2019 , the Company recorded operating lease commitment classified as a lease liability at the amount of $4,717 thousands with respect to office and storage spaces, vehicles and certain office equipment (i.e. printing and photocopying machines) at the amount of $4,022, $663 and $32 thousands, respectively. Also refer to Note 2ii
[2]	In 2019, interest expenses of lease liability amounted in $212 thousands.